Discontinued Operations (Comprehensive Income Information of Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations [Line Items]
Net loss from discontinued operations, net of tax	$ (33,998)		$ (44,835)	$ (20,531)
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member]
Discontinued Operations [Line Items]
Revenues	37,323	[1]	70,202	91,419
Cost of revenues	43,857	[1]	89,233	84,944
Gross profit	(6,534)	[1]	(19,031)	6,475
Operating expenses	27,390	[1]	25,253	26,455
Operating profit	(33,924)	[1]	(44,284)	(19,980)
Interest income	7	[1]	6	0
Other income, net	61	[1]	(557)	(39)
Income before income tax expense	(33,856)	[1]	(44,835)	(20,019)
Income tax expense	142	[1]	0	512
Net loss from discontinued operations, net of tax	(33,998)	[1]	(44,835)	(20,531)
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | Sales and marketing [Member]
Discontinued Operations [Line Items]
Operating expenses	8,807	[1]	20,288	22,622
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | General and administrative [Member]
Discontinued Operations [Line Items]
Operating expenses	$ 18,583	[1]	$ 4,965	$ 3,833

[1]	Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.